Goodwill (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure Of Goodwill Abstract
Disclosure of detailed information about goodwill

	2022	2021
	$	$
Balance, beginning of year	18,495,121	18,785,807
Disposal of Eden Games	(345,150)	-
Acquisition of SideQik	-	2,900,193
Impairment of goodwill associated with Sideqik	(2,900,193)	-
Impairment of goodwill associated with UMG	-	(3,209,045)
Effect of foreign exchange	(49,590)	18,166
Balance, end of year	15,200,188	18,495,121

	Aug 31, 2021	Aug 31, 2020
	$	$

Balance, beginning of year	18,785,807	651,354
Acquisition of UMG	-	3,209,045
Acquisition of Frankly	-	14,895,595
Acquisition of SideQik	2,900,193	-
Impairment of goodwill associated with UMG	(3,209,045)	-
Effect of foreign exchange	18,166	29,813
Balance, end of year	18,495,121	18,785,807